Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforward, Expiration Year Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 6,709
Operating Loss Carryforward, Various Expiration Dates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 7,829	$ 0